Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of StealthGas Inc. and its wholly owned subsidiaries (collectively, the “Company”) which, as of
December
31,
2017
owned a fleet of
forty six
liquefied petroleum gas (LPG) carriers,
three
medium range (M.R.) type product carriers and
one
Aframax tanker providing worldwide marine transportation services under long, medium or short-term charters. StealthGas Inc. was formed under the laws of Marshall Islands on
December
22,
2004.

The Company’s vessels are managed by Stealth Maritime Corporation S.A. (the “Manager”), a related party. The Manager is a company incorporated in Liberia and registered in Greece on
May
17,
1999
under the provisions of law
89/1967,
378/1968
and article
25
of law
27/75
as amended by article
4
of law
2234/94.
(See Note
3
).

During
2015,
Charterer A accounted for
10%
or more of the Company’s revenues, while during
2016
and
2017
no
charterer accounted for
10%
or more of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2015	2016	2017
A	13%	—	—